Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three and six months ended June 30, 2022 and 2021, respectively (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholder, basic and diluted	$(25,674)	$(20,467)	$(130,356)	$(35,181)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	5,893,244	3,355,598	5,143,419	3,254,849
Net loss per share attributable to common stockholder, basic and diluted	$(4.36)	$(6.10)	$(25.34)	$(10.81)

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands, except share and per share amounts):

	For the Years Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholder, basic and diluted	$(63,544)	$(35,835)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	3,246,946	2,862,390
Net loss per share attributable to common stockholder, basic and diluted	$(19.57)	$(12.52)

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per share
The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would be anti-dilutive:

	As of June 30,
	2022	2021
Public warrants	689,999	—
Private placement warrants	376,000	—
GEM warrants	169,896	—
Stock options and RSUs issued and outstanding	621,196	508,406
Contingently returnable shares from GEM Agreement	133,859	—
Convertible notes	—	65,758

Potential common shares excluded from diluted net loss per share	1,990,950	574,164

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2021	2020
Stock options and RSUs issued and outstanding	762,642	508,211
Convertible notes	457,484	106,193

Potential common shares excluded from diluted net loss per share	1,220,126	614,404